Fair value evolution liabilities (Detail) - Written put option on NCI RapidFit+ - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Disclosure of gains losses fair value financial liabilities [line items]
As at 1 January	€ 875	€ 845
Remeasurement		30
Payout put-option PMV	€ (875)
As at 31 December		€ 875